COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 02, 2020 USD ($)	Aug. 20, 2020 USD ($)	Jul. 15, 2020 USD ($)	Jul. 03, 2020 USD ($)	Dec. 15, 2019	Dec. 05, 2019 USD ($)	Jan. 31, 2019 USD ($)	Mar. 31, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)
Lease expenses									$ 9,331	$ 7,490	$ 5,843
Net cash assets with the issuing bank												$ 3,600
Receivables reserves with issuing bank for revenues net of expenses associated with the card programs												1,500	$ 1,500
Liquidation settlement amount from issuing bank												$ 5,654
Revenue recognized associated with previous unrecognized matters related to the liquidation settlement									1,523
Transaction costs recognized associated with previous unrecognized matters related to the liquidation settlement									969
Number of claimants					7	7
Amount claim made						$ 2,500
Number of former clients in claimants						6
Reserve for pending unasserted claims									800	800
Amount of collateral transferred and designated	$ 24,000	$ 24,000	$ 35,000	$ 50,000
Maximum amount of exposure			$ 35,000
ISRAEL
Lease expenses									$ 660	1,009
Lease agreements term									36 months
Monthly payment for the leased vehicles									$ 55	$ 84
Extended lease agreement term							5 years
Renewal lease period							3 years
Threshold period to give notice of non-renewal prior to the end of current term								180 days
Minimum monthly payment							$ 250
Net cash assets with the issuing bank													$ 3,600